Net Loss per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Net Loss per Share	Net Loss per Share
The computation of net loss per share is as follows (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2020

Numerator:
Net loss	$(124,323)	$(2,430)
Less: dividend distribution allocated to preferred stockholders	(3,749)	—
Net loss attributable to common stockholders	$(128,072)	$(2,430)
Denominator:
Weighted-average common shares outstanding	66,958,400	42,049,840
Net loss per share, basic and diluted	$(1.91)	$(0.06)

	Nine Months Ended September 30,
	2020	2021
		Class A	Class B
Numerator:
Allocation of undistributed losses for basic calculation	$(2,634)	$(1,685)	$(14,558)
Reallocation of undistributed losses for diluted calculation	—	—	—
Allocation of undistributed losses for diluted calculation	$(2,634)	$(1,685)	$(14,558)
Denominator:
Number of shares used in basic and diluted per share computation	42,116,480	10,176,702	87,899,588
Net loss per share, basic and diluted	$(0.06)	$(0.17)	$(0.17)
Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Stock options	12,173,640	12,974,400	7,510,040	12,339,017
Restricted stock units	—	—	—	229,418
Preferred shares, Series A	30,525,040	30,525,040	30,525,040	—
Preferred shares, Series A-1	6,764,960	6,764,960	6,764,960	—
Preferred shares, Series B	17,955,840	17,955,840	17,955,840	—
Preferred shares, Series C	5,102,080	6,511,400	6,511,400	—
Preferred shares, Series C-1	26,131,880	52,407,360	52,407,360	—